Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Income Portfolio
September 30, 2021
VIPFINC-NPRT3-1121
1.822341.116
Domestic Equity Funds - 6.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	17,952	955,928
VIP Equity-Income Portfolio Initial Class (a)	37,262	999,003
VIP Growth & Income Portfolio Initial Class (a)	44,848	1,138,252
VIP Growth Portfolio Initial Class (a)	9,485	981,596
VIP Mid Cap Portfolio Initial Class (a)	6,188	276,615
VIP Value Portfolio Initial Class (a)	38,445	731,996
VIP Value Strategies Portfolio Initial Class (a)	21,639	357,046
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,354,185)		5,440,436

International Equity Funds - 13.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	390,698	5,438,519
VIP Overseas Portfolio Initial Class (a)	188,659	5,452,237
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,668,173)		10,890,756

Bond Funds - 58.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	907,846	10,376,680
Fidelity International Bond Index Fund (a)	47,671	478,142
Fidelity Long-Term Treasury Bond Index Fund (a)	151,513	2,195,418
VIP High Income Portfolio Initial Class (a)	291,609	1,595,101
VIP Investment Grade Bond Portfolio Initial Class (a)	2,306,434	31,782,663
TOTAL BOND FUNDS (Cost $43,371,260)		46,428,004

Short-Term Funds - 21.3%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $16,948,218)	16,948,218	16,948,218

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $71,341,836)	79,707,414
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,885)
NET ASSETS - 100.0%	79,698,529

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	-	141,132	141,132	-	-	-	-	0.0%
Total	-	141,132	141,132	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,276,880	4,041,948	3,268,713	336	4,889	321,676	10,376,680
Fidelity International Bond Index Fund	-	490,804	10,019	-	(35)	(2,608)	478,142
Fidelity Long-Term Treasury Bond Index Fund	1,778,565	1,536,934	960,678	40,904	(44,135)	(115,268)	2,195,418
VIP Contrafund Portfolio Initial Class	934,527	450,167	526,110	47,076	20,736	76,608	955,928
VIP Emerging Markets Portfolio Initial Class	6,071,802	2,945,750	3,327,609	247,681	250,267	(501,691)	5,438,519
VIP Equity-Income Portfolio Initial Class	986,356	473,932	579,950	34,644	31,167	87,498	999,003
VIP Government Money Market Portfolio Initial Class 0.01%	17,515,214	6,151,076	6,718,072	1,318	-	-	16,948,218
VIP Growth & Income Portfolio Initial Class	1,123,457	533,345	668,168	36,156	49,487	100,131	1,138,252
VIP Growth Portfolio Initial Class	952,179	534,023	510,884	119,564	3,358	2,920	981,596
VIP High Income Portfolio Initial Class	1,543,093	524,967	520,421	13,261	1,429	46,033	1,595,101
VIP Investment Grade Bond Portfolio Initial Class	31,619,218	11,958,205	11,067,796	485,580	(64,395)	(662,569)	31,782,663
VIP Mid Cap Portfolio Initial Class	272,392	107,515	145,000	1,090	15,035	26,673	276,615
VIP Overseas Portfolio Initial Class	4,043,108	2,820,851	1,778,923	128,027	78,135	289,066	5,452,237
VIP Value Portfolio Initial Class	721,408	314,607	441,563	1,857	61,588	75,956	731,996
VIP Value Strategies Portfolio Initial Class	352,933	146,477	216,791	612	28,650	45,777	357,046
	77,191,132	33,030,601	30,740,697	1,158,106	436,176	(209,798)	79,707,414

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.